Net debt (Tables)	6 Months Ended
Sep. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of components of net debt

	30 September 2018	31 March 2018
	£m	£m

Cash, cash equivalents and current financial investments	1,788	3,023
Borrowings and bank overdrafts	(27,644)	(26,625)
Financing derivatives[1]	225	600

Net debt (net of related derivative financial instruments)	(25,631)	(23,002)

1.
Includes £76m (2017: £67m) in relation to capital expenditure. The cash flows for these derivatives are included within investing activities and not financing activities in the consolidated cash flow statement.

Balance sheet allocation of derivative balances
The following table splits out the total derivative balances on the face of the consolidated statement of financial position by category:

	30 September 2018			31 March 2018
	Assets	Liabilities	Total	Assets	Liabilities	Total
	£m	£m	£m	£m	£m	£m
Financing derivatives	1,247	(1,022)	225	1,545	(945)	600
Commodity contract derivatives	101	(113)	(12)	69	(116)	(47)
Further Acquisition Agreement derivative	—	—	—	110	—	110

Total derivative financial instruments	1,348	(1,135)	213	1,724	(1,061)	663